Summary of Significant Accounting Policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)	Dec. 30, 2020 USD ($)
Fair Value of Financial Instruments
Fair value of the derivative liability	$ 9,900,000	$ 9,900,000	$ 300,000	$ 8,200,000
Income Taxes
Accrued interest or penalties	$ 0	0	$ 0
Number of operating segments | segment	2
Shipping costs	$ 0	0
Medical Device Sales
Income Taxes
Shipping costs	$ 108,870	130,242
Furniture and Fixtures [Member]
Income Taxes
Estimated useful life (in years)	7 years
Depreciation expense	$ 10,220	$ 1,703